SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Jan. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	May 13, 2020 shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				51,390	51,390
Share based compensation, aggregate intrinsic value | $						$ 222
Share based compensation, fair value of shares exercised during the period | $				$ 309		0	$ 0
Aggregate intrinsic value of options exercise | $				$ 189		$ 0	$ 0
Share-based compensation expenses relating to bonus conversion | ¥					¥ 35,385
Performance Based Awards | Common Class A
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				361,611	361,611	7,734,635	20,550
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period				1 year	1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period				4 years	4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				1,455,913	1,455,913
Aggregate fair value, unvested | ¥								¥ 254,549
Weighted-average grant-date fair value | $ / shares				$ 5.99		$ 2	$ 2.96
Total fair value vested | $				$ 9,770		$ 19,833	$ 2,557
Unrecognized share-based compensation cost | ¥								¥ 41,315
Unrecognized compensation costs, weighted-average recognition period				1 year 3 months 18 days	1 year 3 months 18 days
Restricted Stock Units (RSUs) | Certain employees and management
SHARE-BASED COMPENSATION
Conversion price per share | $ / shares			$ 5.25
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted				46,737	46,737
Maximum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				4 years	4 years
Maximum | Restricted Stock Units (RSUs) | Certain employees and management
SHARE-BASED COMPENSATION
Share based compensation, option vesting period			9 months
Minimum | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, option vesting period				2 years	2 years
Minimum | Restricted Stock Units (RSUs) | Certain employees and management
SHARE-BASED COMPENSATION
Share based compensation, option vesting period			3 months
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817									20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding				196,422		359,202		196,422
Share based compensation, aggregate intrinsic value | $				$ 247
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan and 2014 Plan | Common Class A
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan									7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan									5.00%
2020 Plan | Common Class A
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued									46,560,708